10. SHORT-TERM LINE OF CREDIT	12 Months Ended
Dec. 31, 2024
Notes
10. SHORT-TERM LINE OF CREDIT

10.SHORT-TERM LINE OF CREDIT

The Company has a $100,000 USD line of credit with TD Bank, though its PS Portals, Inc. subsidiary, classified as short-term debt. The line of credit has a variable interest rate that is renewable annually. The current interest rate is 8.5%.

The Company loaned $86,685 USD or $124,696 on December 31, 2024. The currency exchange rate was $1 USD to $1.4385 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices.

The Company had loaned $99,747 USD or $132,095 on December 31, 2023. The currency exchange rate was $1 USD to $1.3243 CAD as listed on https://www.wsj.com/market-data/quotes/fx/USDCAD/historical-prices at that date.